Borrowings - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Federal home loan bank additional borrowings capacity	$ 60,800	$ 60,600
Loans Pledged as Collateral	122,600	122,100
Cash management lines of credit, additional borrowings	15,000
Securities Sold under Agreements to Repurchase	9,393	5,691	$ 5,691
Security Owned and Pledged as Collateral, Fair Value	$ 13,000	$ 8,500
Federal Home Loan Bank Advances One [Member] | Weighted Average [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	0.74%
Federal Home Loan Bank Advances Two [Member] | Minimum [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.08%
Federal Home Loan Bank Advances Two [Member] | Maximum [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	6.65%
Federal Home Loan Bank Advances Two [Member] | Weighted Average [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.80%
Federal Home Loan Bank Advances [Member] | Minimum [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.08%
Federal Home Loan Bank Advances [Member] | Maximum [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	6.65%
Federal Home Loan Bank Advances [Member] | Weighted Average [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.93%